Expense Example {- Franklin Growth and Income VIP Fund} - FTVIP Class 2-66 - Franklin Growth and Income VIP Fund - Class 2	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 86
3 years	296
5 years	524
10 years	$ 1,178